Basis of preparation and significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Statement of compliance

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Accounting Standards and International Financial Reporting Standards (“IFRS”) as adopted by the EU (“IFRS as adopted by the EU”), which are effective for the year ended and as at December 31, 2025. In addition to complying with its legal obligation to comply with IFRS as adopted by the EU, the consolidated financial statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”) (“IFRS as issued by the IASB”).

These consolidated financial statements are presented in Euro, the functional and presentation currency of the Company. All financial information presented has been rounded to the nearest thousand, unless otherwise stated.

The consolidated financial statements have been prepared on the historical cost basis except for derivatives which have been measured at fair value and share based payments which have been measured at grant date fair value.

Basis of consolidation

Basis of consolidation

Subsidiaries

The Group financial statements consolidate the financial statements of the Company and its subsidiaries up to December 31, 2024. A parent controls a subsidiary if it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Loss of control

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary, and any related non-controlling interest (“NCI”) and other components of equity. Any resulting gain or loss is recognised in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealised income and expenses (except for foreign currency transaction gains or losses) arising from intra-group transactions, are eliminated. Unrealised gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealised losses are eliminated in the same way as unrealised gains, but only to the extent that there is no evidence of impairment.

Functional currency

Functional currency

Foreign currency transactions

Transactions in foreign currencies are translated into the respective functional currencies of the Group companies at the exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognised in profit or loss and presented within finance costs.

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into Euro at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into Euro at the exchange rates at the dates of the transactions. Foreign currency differences are recognised in OCI and accumulated in the translation reserve, except to the extent that the translation difference is allocated to NCI.

When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

At the Market Issuance Sales Agreement (“ATM”)

At the Market Issuance Sales Agreement (“ATM”)

On June 6, 2022, the Parent entered into an At the Market Issuance Sales Agreement (the “ATM”) with B. Riley Securities, Inc., Fearnley Securities Inc., and H.C. Wainwright & Co., LLC, pursuant to which the Company may offer and sell, from time to time, through or to the agents, acting as agent or principal, Class A ordinary shares of the Company having an aggregate offering price of up to $30 million under the Company’s Form F-3 registration statement. This prospectus was amended on May 13, 2023 to remove B. Riley Securities, Inc. as a listed sales agent and on July 7, 2023 to reduce the aggregate amount available to be sold under the ATM to $10 million.

During 2023, the Parent sold 1,103,368 class A ordinary shares for net proceeds of $3.3 million and paid $0.1 million in commissions to agents as part of these trades.

During the year ended December 31, 2024, the Parent sold 2,345,452 class A ordinary shares for net proceeds of $6.4 million (€5.9 million) and paid $0.2 million (€0.2 million) in commissions to agents as part of these trades.

During the year ended December 31, 2025, the Parent sold 256,597 Class A ordinary shares for net proceeds of $1.96 million (€1.67 million) and paid $0.06 million (€0.05 million) in commissions to agents as part of these trades.

Going concern

Going concern

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will continue in operational existence for the foreseeable future and be able to realise its assets and discharge its liabilities in the normal course of business.

In adopting the going concern basis in preparing the consolidated financial statements, the Directors have considered the Group’s cash on hand, its projected cash flows, and its ability to access additional sources of funding, together with factors likely to affect its future performance, as well as the Group’s principal risks and uncertainties.

The year ended 31 December 2025 represented the first full year following the Group’s strategic repositioning. The Group reported a consolidated net loss of approximately €1.69 million, a significant improvement from a net loss of approximately €15.3 million for the year ended 31 December 2024. This improvement reflects the elimination of losses from legacy hydrogen manufacturing operations, the consolidation of a full year of revenue from QIND and its subsidiary Al Shola Al Modea Gas Distribution LLC (“Al Shola Gas”), and a reduction in Group-level operating costs and legacy positions and as well as some restructuring expenses.

QIND generated revenue of approximately $16.3 million for the year ended 31 December 2025, driven by a full year of contributions from Al Shola Gas and increased sales volumes. Al Shola Gas has operated profitably for several decades and provides the Group with a base of recurring LPG engineering and distribution revenue. During the year, the Group also established Bright Hydrogen Solutions Ltd, which has secured its first engineering and infrastructure contracts, and BioSteam Energy (Proprietary) Limited commenced development of its first project, which is expected to generate revenue in the first half of 2026.

During 2025 and subsequent to year end, the Group strengthened its capital structure through a combination of debt and equity financing transactions. Senior convertible notes issued in early 2025 were largely converted into equity during the year, reducing outstanding indebtedness. The Group also completed a private placement in July 2025 raising approximately $4.3 million in gross proceeds, continued to utilise its at-the-market equity programme, and regained compliance with Nasdaq listing requirements following a reverse share consolidation. In February 2026, the Group completed an additional capital raise of approximately $2.6 million and entered into a definitive agreement to acquire a portfolio of uranium and gas royalty interests, which is expected to generate recurring income and further diversify the Group’s revenue base from 2026 onwards.

Notwithstanding these developments, the Group expects to continue to incur losses at the parent company level in the near term and remains dependent on access to additional funding to support its operations and strategic initiatives. In addition, QIND had a working capital deficit and outstanding matured convertible note obligations as at 31 December 2025. The Group’s ability to execute its business plan is dependent on the performance of its operating subsidiaries, the timing and realisation of projected revenues, and its continued ability to raise capital in the equity and debt markets.

These conditions indicate the existence of material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and therefore, to continue realising its assets and discharging its liabilities in the normal course of business.

The combination of recurring losses from operations at parent company level, negative working capital at QIND, outstanding matured convertible note obligations, and the Group’s continued dependence on external financing to support operations and strategic initiatives indicate the existence of a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and therefore, to continue realising its assets and discharging its liabilities in the normal course of business.

Management has prepared cash flow projections which indicate that, based on current assumptions, the Group is expected to have sufficient liquidity to meet its obligations as they fall due for a period of at least twelve months from the date of approval of these financial statements. These projections take into account the Group’s existing cash resources, expected cash flows from Al Shola Gas, anticipated revenues from Bright Hydrogen Solutions and BioSteam Energy, expected income from the Group’s recently agreed royalty portfolio, access to the $25 million equity line of credit entered into in January 2025, its ATM facility, the proceeds of the February 2026 capital raise, and the Group’s ability to raise additional capital if required. The Group also retains flexibility to manage its cost base and adjust the timing of discretionary expenditures and investments.

At 31 December 2025, the Group had net current liabilities of €5.9 million (2024 restated: €9.0 million), reflecting total current liabilities of €12.2 million against total current assets of €6.4 million. Net cash used in operating activities during 2025 was €8.2 million (2024: €8.3 million), equivalent to an average monthly cash outflow of approximately €0.7 million at Group level. Cash and cash equivalents at 31 December 2025 were €0.6 million (2024: €0.2 million). Notwithstanding the improvement in the net current liability position compared with the prior year, the Group’s existing cash resources are insufficient to fund operating and financing obligations over the next twelve months without additional funding.

Based on management’s cash flow projections for the period to 31 December 2026, the Group requires additional funding of approximately €2 million to meet its obligations as they fall due and to support its strategic initiatives, comprising principally: (i) parent company operating costs and corporate overheads; (ii) the settlement, refinancing or conversion of QIND’s outstanding matured convertible note obligations (refer below); and (iii) working capital funding for the operating subsidiaries, net of expected cash generation from Al Shola Gas. Management expects this funding to be sourced from a combination of the Group’s existing $25 million equity line of credit entered into in January 2025, continued use of its at-the-market programme, the proceeds of the February 2026 capital raise of approximately $2.6 million, cash generation from the newly acquired uranium and gas royalty portfolio from 2026 onwards, and additional debt or equity financing if required.

At 31 December 2025, QIND had eight convertible promissory notes outstanding with an aggregate principal and accrued interest balance of approximately €2.4 million (USD 2,561,240), all of which had matured and remained unpaid as at the reporting date. Failure to repay these notes at maturity constitutes an event of default under the terms of the notes and could result, among other things, in the acceleration of the full outstanding principal amount plus accrued and unpaid interest, the accrual of default interest at rates ranging from 15% to 20% per annum, the outstanding principal amount increasing to between 150% and 200% of the original balance on certain notes, and the right of noteholders to convert outstanding amounts into shares of QIND at a discount to market price. Several of the notes also contain most-favoured-nation provisions, anti-dilution protections and beneficial ownership limitations which could further constrain QIND’s ability to restructure or refinance this indebtedness. The Group is dependent on QIND’s ability to negotiate forbearance arrangements, obtain waivers, or otherwise restructure these obligations; failure to do so could result in enforcement action against QIND’s assets (which secure the related party loan from J.J. Astor & Co.) and could materially impair the Group’s consolidated financial position, results of operations and its ability to continue as a going concern. Further information on these matters is set out in the Risk Factors section of this Annual Report.

However, there can be no assurance that the Group will be successful in achieving its forecasts, securing additional funding, or executing its strategic initiatives as planned. If the Group is unable to obtain sufficient funding or generate adequate cash flows, it may be required to delay, scale back or discontinue certain operations or investments.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this material uncertainty. Accordingly, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realisation of assets and settlement of liabilities in the ordinary course of business.

For this reason, the Directors have adopted the going concern basis in preparing the audited consolidated financial statements.

New standards or amendments

New standards or amendments

There were no new standards effective for the period commencing 1 January 2025 that had a material impact on the Group. A number of new standards, amendments to standards and interpretations are not yet effective for the period and have not yet been applied in preparing the consolidated financial statements. The Group is in the process of assessing the impact on the financial statements of these new standards and amendments. Management currently expects no material impact on the Group’s financial statements on adoption of these amendments.

Significant accounting policies

Significant accounting policies

There have been no additions to the Group’s significant accounting policies, as compared to the significant accounting policies described in the Form 20-F for the fiscal year ended December 31, 2024.

Derivative financial instruments

Derivative financial instruments

The Group accounts for derivative liabilities by assessing whether the instrument contains separable embedded derivatives, and classifying each component accordingly. In cases where the Group issues convertible promissory notes, these are assessed to determine whether they contain both a host debt contract and one or more embedded derivatives. The Group separates any embedded derivatives that are not closely related to the host contract and accounts for them at fair value through profit or loss (“FVTPL”).

Where the conversion feature of a convertible note is denominated in a currency other than the entity’s functional currency, or includes anti-dilution clauses such as down-round protections, the ‘fixed-for-fixed’ criterion is assessed to have been met and the feature is classified as a derivative liability. The Group treats all such embedded derivatives - including conversion features, down-round adjustments, trading price redemptions, and change of control options - as a single compound derivative, measured at fair value through profit or loss at each reporting period.

The host debt contract is initially recognised at the residual amount after deducting the fair value of the compound embedded derivative and is measured at amortised cost using the effective interest rate method.

Compound Financial Instruments

Compound Financial Instruments

Compound financial instruments issued by the Group comprise convertible loan notes that can be converted into equity at the option of the holder. The liability component is initially measured at fair value and subsequently measured at amortised cost using the effective interest method. The equity component is the residual amount of the instrument after deducting the fair value of the liability component and is recognised in a separate reserve within equity. Transaction costs are allocated between the liability and equity components proportionately.

Warrants

Warrants

Classification

The Group issues warrants in connection with financing transactions, advisory and service arrangements, and other commercial agreements. At initial recognition, each warrant is assessed under IAS 32 and IFRS 9 to determine whether it is classified as an equity instrument or as a financial liability.

A warrant is classified as an equity instrument only where it entitles the holder to acquire a fixed number of the Group’s own ordinary shares for a fixed amount of cash in the functional currency of the issuing entity (the “fixed-for-fixed” criterion), and where the contract does not impose on the Group any obligation to deliver cash or another financial asset, or to settle the instrument in a manner that would result in it being a financial liability.

A warrant is classified as a derivative financial liability where it fails the fixed-for-fixed criterion. This is typically the case where the exercise price is denominated in a currency other than the functional currency of the issuing entity (which, for the Parent, is the Euro, while warrant exercise prices are generally denominated in U.S. dollars), where the contract contains anti-dilution, full-ratchet, price-reset or other variable settlement features, or where it provides for cash settlement (in whole or in part) on the occurrence of a fundamental transaction or change of control.

Equity-classified warrants

Equity-classified warrants are recognised within equity at their fair value on the date of grant. Where they are issued in exchange for goods or services, the fair value of the goods or services received is recognised as an expense in profit or loss with a corresponding credit to the share-based payment reserve, in accordance with IFRS 2. Where the fair value of the goods or services received cannot be reliably measured, the fair value of the warrants granted is used. Equity-classified warrants are not subsequently remeasured. On exercise, the carrying amount of the warrant in equity, together with any cash consideration received, is reclassified to share capital and share premium. Warrants that lapse unexercised remain in equity and may be transferred to retained earnings.

Liability-classified warrants

Liability-classified warrants are recognised initially at fair value on the issue date, with transaction costs expensed to profit or loss. They are subsequently remeasured at fair value at each reporting date, with changes in fair value recognised in profit or loss within fair value movement on derivative financial instruments. On exercise, the derivative liability is remeasured to fair value at the exercise date and is then reclassified to share capital and share premium together with any cash consideration received, with no gain or loss arising on the reclassification.

Modifications, exchanges and replacements

The Group regularly assesses whether amendments to the terms of outstanding warrants, or transactions in which existing warrants are surrendered for new instruments, represent a modification of the original warrant or its extinguishment and replacement.

Where the terms of an outstanding warrant are renegotiated and the modified terms are substantially different from the original terms (for example, as a result of significant changes to the exercise price, the number of underlying shares, the exercise period or the substantive economic features of the instrument), the original warrant is treated as extinguished. The original warrant is derecognised at its carrying amount on the date of extinguishment, and the replacement instrument is recognised at its fair value on that date. For liability-classified warrants, the difference between the carrying amount of the original instrument and the fair value of the replacement is recognised in profit or loss. For equity-classified warrants, the difference is recognised within equity.

Where the modification is not substantial, the original warrant continues to be recognised, with any incremental fair value granted to the holder accounted for in accordance with the classification of the instrument.

Valuation

Listed warrants are measured using quoted market prices in active markets where available (Level 1). Where quoted prices are not available, fair value is determined using option pricing models, principally the Black-Scholes model and, where appropriate, binomial lattice models. The principal inputs to these models are the Group’s share price at the measurement date, expected share price volatility (estimated by reference to the Group’s historical volatility), the risk-free interest rate (derived from government bond yields with maturities corresponding to the expected term), the expected term of the warrant and the expected dividend yield. Where the only unobservable input that has a significant effect on the recorded fair value is volatility derived from observable market inputs, the resulting fair value measurements are classified within Level 2 of the fair value hierarchy.

The selection of valuation technique and the determination of inputs require management judgement. Changes in these inputs, in particular share price and expected volatility, may have a material effect on the fair value of liability-classified warrants and on the related fair value movement recognised in profit or loss in the period.

Loss of Control and Deconsolidation of Subsidiaries

Loss of Control and Deconsolidation of Subsidiaries

The Group ceases to consolidate a subsidiary from the date on which control is lost. When control is lost, the Group:

■	Derecognises the assets and liabilities of the former subsidiary from the consolidated statement of financial position, including any associated goodwill;
■	Derecognises any non-controlling interest related to the former subsidiary;
■	Recognises the fair value of any consideration received and of any retained investment at the date control is lost;
■	Reclassifies to profit or loss, or transfers to retained earnings, any amounts previously recognised in other comprehensive income in relation to the subsidiary;
■	Recognises any resulting difference between the net assets derecognised and the fair value of consideration received and retained interest as a gain or loss in profit or loss, attributable to the former controlling interest.

Where no consideration is received and no investment is retained the gain or loss on deconsolidation is calculated based solely on the carrying amount of net assets and liabilities of the subsidiary at the date of loss of control.

Revenue

Revenue

Revenue is measured based on the consideration specified in a contract with a customer and is recognised when control of goods or services is transferred to the customer, in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. Revenue excludes amounts collected on behalf of third parties, such as value added tax.

The Group applies the following five-step model to all revenue-generating contracts:

●	Identify the contract with a customer;

●	Identify the performance obligations in the contract;

●	Determine the transaction price;

●	Allocate the transaction price to the performance obligations; and

●	Recognise revenue when (or as) the performance obligation is satisfied.

The Group has determined that it acts as principal in its revenue arrangements on the basis that it typically controls the goods or services before transferring them to the customer, and accordingly revenue is recognised at the gross amount of consideration to which the Group expects to be entitled.

Identification of performance obligations

The Group’s principal revenue-generating activity is conducted through its operating subsidiary Al Shola Gas, which provides comprehensive solutions for the liquefied petroleum gas (“LPG”) industry in the United Arab Emirates. Contracts with customers typically contain one or more of the following distinct performance obligations:

●	Design, supply, installation and commissioning of centralised gas systems — project-based one-time revenue from the design, engineering, procurement and installation of LPG infrastructure on customer premises, including pipelines, pressure regulators, metering units, storage tanks and safety equipment;

●	Metered LPG utility services — recurring revenue from the ongoing supply of LPG to customers through centralised gas systems following project handover, billed on a metered basis;

●	Bulk LPG deliveries and cylinder supply — recurring revenue from the transportation and supply of LPG in bulk tanker or cylinder format to commercial, residential and industrial customers; and

●	Operations and maintenance services — recurring revenue from the ongoing operation, maintenance, and preventive servicing of centralised gas systems and associated infrastructure.

In addition, the Group generates revenue from engineering and advisory services provided by Bright Hydrogen Solutions S.L. in relation to energy infrastructure and clean energy projects.

Where a contract contains more than one performance obligation, the Group assesses whether the goods or services are distinct on the basis that the customer can benefit from them either on their own or together with other readily available resources, and that they are separately identifiable from other performance obligations in the contract.

Transaction price and allocation

The transaction price is determined based on the consideration specified in the contract, adjusted for estimates of variable consideration (such as commercial discounts granted to customers) and any consideration payable to the customer. Commercial discounts granted to customers are treated as a reduction of the transaction price rather than as an operating expense. The Group’s contracts do not contain material significant financing components, as the period between the transfer of goods or services and payment is typically less than one year.

Where a contract contains more than one distinct performance obligation, the transaction price is allocated to each performance obligation based on its relative stand-alone selling price. Where stand-alone selling prices are not directly observable, they are estimated based on expected cost plus an appropriate margin.

Timing of revenue recognition

Revenue from the design, supply, installation and commissioning of centralised gas systems is recognised over time where the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced, using an input method based on costs incurred to date as a proportion of total estimated contract costs. Where the criteria for over-time recognition are not met, revenue is recognised at a point in time on completion and customer acceptance of the installation.

Revenue from metered LPG utility services, bulk LPG deliveries and cylinder supply is recognised at the point in time at which physical delivery of the LPG to the customer is completed and control of the product transfers to the customer.

Revenue from operations and maintenance services is recognised over time as the customer simultaneously receives and consumes the benefits of the services as they are performed. Where services are provided under fixed-fee arrangements, revenue is recognised on a straight-line basis over the contract period; where services are provided on a time-and-materials basis, revenue is recognised as the services are performed.

Revenue from engineering and advisory services provided by Bright Hydrogen Solutions is recognised over time or at a point in time depending on the specific nature of the contract and the associated performance obligations, in accordance with IFRS 15.

Contract balances

Amounts billed to customers in advance of revenue recognition are recognised as contract liabilities. Amounts recognised as revenue that have not yet been invoiced are recognised as contract assets. Trade receivables are recognised when the Group has an unconditional right to consideration, being the point at which only the passage of time is required before payment is due. At 31 December 2025 and 31 December 2024, the Group held no material contract assets or contract liabilities.

Consistency with IFRS 15

The Group has reviewed the revenue recognition policies applied by QIND and its operating subsidiary Al Shola Gas, which report in accordance with US GAAP (ASC 606), and determined that they are aligned with the Group’s IFRS 15 accounting policies. No adjustments were required on consolidation to align revenue recognition with Group accounting policies.

Leases

Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices.

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments, including in-substance fixed payments;
●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
●	amounts expected to be payable under a residual value guarantee; and
●	the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of-use assets in ‘property, plant and equipment’ and lease liabilities in ‘trade and other payables’ in the statement of financial position.

The Group has elected not to recognise right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost comprises of direct materials and the cost of bringing the components to their present condition. Cost is determined using the first-in, first-out (FIFO) method, which reflects the actual method applied by the Group’s operating subsidiary. Net realisable value is calculated as the estimated selling price arising in the ordinary course of business, net of estimated selling costs.

Segment information

Segment information

The Group determines its operating segments based on the information that is regularly reviewed by the chief operating decision maker (“CODM”), identified as the Board of Directors, for the purpose of allocating resources and assessing performance.

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, whose operating results are regularly reviewed by the CODM to make decisions about resource allocation and to assess performance, and for which discrete financial information is available.

A reportable segment is an operating segment that meets the quantitative thresholds set out in IFRS 8, or is otherwise considered by management to provide useful information to users of the financial statements. Operating segments that do not meet the quantitative thresholds are aggregated within “All other activities” and presented separately from reconciling items where required.

Research and development expenditure

Research and development expenditure

Research costs are expensed as incurred. Development costs are capitalised when the criteria under IAS 38 are met, including the technical and commercial feasibility of the asset, the intention and ability to complete it, and the likelihood of generating future economic benefits. Capitalised development expenditure is measured at cost less accumulated amortisation and impairment losses.

As at the reporting date, the Group had no material ongoing research and development activities.

Trade and other payables	Trade and other payables Trade payables are recognised initially at fair value and subsequently measured at amortised cost.
Provisions

Provisions

Onerous contracts

A provision for an onerous contract is recognised when it becomes probable that the total contract costs will exceed total contract revenue. Before a provision for onerous contracts is recorded, the related assets under construction are measured at their net realisable value and written-off if necessary. Onerous contracts are identified by monitoring the progress of the contract together with the underlying programme status. An estimate of the related contract costs is made, which requires significant and complex assumptions, judgements and estimates related to achieving certain performance standards.

Warranties

A provision for warranties is recognized when the underlying products or services are sold, based on historical warranty data and a weighting of possible outcomes against their associated probabilities.

Current taxation

Current taxation

The current taxation charge is calculated at the amount expected to be recovered from or paid to the taxation authorities on the basis of the tax laws enacted or substantively enacted at the reporting date.

Deferred taxation

Deferred taxation

Deferred taxation is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements.

Deferred income tax is determined using tax rates that have been enacted or substantially enacted by the reporting date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

Deferred income tax assets are recognised to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax losses can be utilised. Unrecognised deferred tax assets are reassessed at each reporting date and recognised to the extent that it has become probable that future taxable profits will be available against which they can be used. In making this assessment, management has regard to relevant uncertainties affecting the availability of future taxable profits, including any material uncertainty related to going concern.

Deferred tax liabilities may arise on the initial recognition of identifiable assets and liabilities as part of business combinations, including fair value adjustments recognised through purchase price allocation exercises. These deferred tax balances are recognised in accordance with IAS 12 and subsequently released to profit or loss as the underlying assets are amortised, depreciated or realised.

Equity instruments

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Class A ordinary shares are classified as equity instruments. Incremental costs directly attributable to the issue of new ordinary shares are shown in equity as a deduction from equity, net of tax effects.

Business combinations

Business combinations

The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of the business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The Group has an option to apply a “concentration test” that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognised in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of financial instrument is classified as equity, then it is not remeasured, and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.

The Group determines the acquirer based on the criteria outlined in IFRS 3, including an assessment of governance structure, board composition, and relative ownership interests.

The Group accounts for non-controlling interests (NCI) in accordance with IFRS 3.19, and elects, on a transaction-by-transaction basis, to measure NCI either at fair value (full goodwill method) or at the proportionate share of the acquiree’s identifiable net assets (partial goodwill method).

In accordance with IFRS 3.45, the Group may revise the initial accounting for a business combination within the measurement period, which does not exceed 12 months from the acquisition date. During this period, provisional amounts may be adjusted retrospectively if new information becomes available regarding facts and circumstances that existed at the acquisition date.

Where necessary, the Group adjusts the acquiree’s accounting policies to align with those of the Group in accordance with IFRS 10.19 and IFRS 10.22, including for differences arising between local GAAP and IFRS.

For the QIND acquisition completed in November 2024, the Group elected to measure non-controlling interests at the proportionate share of the acquiree’s identifiable net assets (the partial goodwill method).

Share-based payment arrangements

Share-based payment arrangements

The grant-date fair value of equity-settled share-based payments arrangements granted to employees and non-employees is generally recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognised as an expense is adjusted to reflect the numbers of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes. For share-based payment awards that vest at the discretion of the board of directors, the fair value is determined at the reporting date until such time that there is a shared understanding of the vesting period.

Post-employment benefits – End-of-service indemnity

Post-employment benefits – End-of-service indemnity

The Group recognises a liability for end-of-service benefits payable to employees of its UAE-based subsidiary, Al Shola Gas. These benefits are classified as unfunded post-employment defined benefit obligations and are accrued in accordance with UAE labour law.

The end-of-service benefit is calculated based on an employee’s final salary and length of service at the reporting date. The obligation is recognised in the consolidated statement of financial position and measured using the projected unit credit method, without discounting, as the impact of the time value of money was determined to be immaterial.

No actuarial valuation has been performed as at 31 December 2025 due to the nature of the obligation and the size of the employee population; however, management estimates the liability based on historical and contractual entitlements.

Financial instruments

Financial instruments

Recognition and initial measurement

Receivables are initially recognised when they are originated. All other financial assets and financial liabilities are initially recognised when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus transaction costs that are directly attributable to its acquisition or issue.

Financial assets at fair value through profit or loss (FVTPL)

These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognised in profit or loss.

Classification and subsequent measurement

On initial recognition, a financial asset is classified as measured at: amortised cost; Fair Value through Other Comprehensive Income (“FVOCI”) – debt investment; FVOCI – equity investment; or FVTPL.

Financial liabilities – Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortised cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognised in profit or loss. Other financial liabilities are subsequently measured at amortised cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognised in profit or loss. Any gain or loss on derecognition is also recognised in profit or loss.

Derecognition

Derecognition

Financial assets

The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

Financial liabilities

The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expire. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognised at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred, or liabilities assumed) is recognized in profit or loss.

Deposits and Advances

Deposits and Advances

Deposits and advances represent payments made in advance to suppliers, contractors, and service providers in the ordinary course of business. These primarily relate to procurement of materials and services for the design, supply, and installation of central gas distribution and monitoring systems carried out by the Group’s UAE-based subsidiary. Such advances include, but are not limited to:

■	Refundable project security deposits,

■	Lease and utility deposits,

■	Prepayments to subcontractors and vendors for project-related activities.

These amounts are recognised at their nominal value and are not discounted as the impact of the time value of money is considered immaterial. Deposits that are expected to be utilised or refunded within 12 months of the reporting date are classified as current assets, while those recoverable beyond 12 months are classified as non-current assets.

At the reporting date, there are no indicators of impairment, and management considers all amounts to be fully recoverable.

Prepayments and other receivables

Prepayments and other receivables

Prepayments and other receivables are recognised initially at fair value and then carried at amortised cost less allowance for impairment. The Group applies the IFRS 9 Financial Instruments simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for other receivables.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at bank and in hand, and short-term deposits with a maturity of three months or less.

Statement of cash flows

The consolidated statement of cash flows is prepared using the indirect method. Interest paid is classified within cash flows from operating activities, consistent with the presentation of financing costs within the consolidated statement of profit or loss. Interest received is classified within cash flows from investing activities. Income taxes paid and received are classified within cash flows from operating activities, as they cannot be specifically identified with financing or investing activities.

Non-cash investing and financing transactions are excluded from the consolidated statement of cash flows and disclosed separately.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is included at cost less accumulated depreciation and/or accumulated impairment losses. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for its intended use. Depreciation is provided using the straight-line method to write off cost to residual value over the estimated useful life of the individual asset. Important components of property, plant and equipment that maintain different useful lives are considered separately. Land is not depreciated and assets categorised as being under construction are not depreciated until such time that they are in use. The following rates per annum are used:

Plant and machinery	3-10 years
Office and other equipment	3-10 years
Leases	Lease term

The useful lives disclosed represent the range of depreciation periods applied across the Group. Actual asset lives used by individual subsidiaries fall within this range and reflect the nature and expected use of the respective assets.

The carrying values of property, plant and equipment are reviewed for indicators of impairment at each reporting date or when events or changes in circumstances indicate the carrying value may not be recoverable (whichever is the earlier). If any such indication exists and where the carrying values exceed the estimated recoverable amount, the assets or cash - generating units are written down to their recoverable amount.

Intangible assets

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. Intangible assets acquired in a business combination are measured on initial recognition at their fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortisation and/or any accumulated impairment losses.

Product development costs are not amortised until such time that they are in use after which it is expected they will be amortised over their estimated useful lives (three to five years). Amortisation is provided using the straight-line method to write off cost to residual value over the estimated useful life of the individual asset. The following rates per annum are used:

Asset class	Useful life	Method

Software	3 years	Straight-line

Completed development technology	3 years	Straight-line

Customer relationships	10 years	Straight-line

Trade names	10 years	Straight-line

The useful lives of customer relationships and trade names acquired in the QIND business combination were determined with reference to the valuation performed as part of the purchase price allocation. The useful life of customer relationships reflects the period over which the majority of the discounted cash flows attributable to the acquired customer portfolio are expected to be realised, reflecting a historical customer attrition rate of approximately 8% per annum in the acquired customer portfolio. The useful life of trade names reflects management’s estimate of the period over which the acquired brands are expected to contribute to the economic benefits of the business, having regard to their history, market recognition, and the business-to-business nature of the operations.

All acquired intangible assets are assessed as having finite useful lives. The Group does not hold any intangible assets with indefinite useful lives.

Internally generated intangible assets, excluding capitalised development costs, are not capitalised and expenditure is reflected in the income statement in the year in which the expenditure is incurred.

Expenditure on research activities is recognised in profit or loss as incurred.

Development expenditure is capitalised only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognised in the profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortisation and any accumulated impairment losses.

Subsequent expenditure is capitalised only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognised in profit or loss as incurred.

Impairment arises if the recoverable amount of the intangible asset is lower than its carrying value. Recoverable amount is the higher of an asset’s value in use and its fair value less costs of disposal.

If the carrying amount of an intangible asset exceeds its recoverable amount, an impairment loss is recognised in an amount equal to that excess.

Goodwill recognised on acquisition represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired.

The Group finalised the purchase price allocation during the year, including the identification and valuation of separately identifiable intangible assets. Any adjustments arising during the measurement period have been reflected in the consolidated financial statements.